Related Party Transactions	12 Months Ended
Dec. 31, 2020
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Related Party Transactions
Note 31: Related Party Transactions
As of December 31, 2020, the Company’s principal shareholder, The Woodbridge Company Limited (“Woodbridge”), beneficially owned approximately 66% of the Company’s common shares.
Transactions with Woodbridge
From time to time, in the normal course of business, the Company enters into transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.
Transactions with Refinitiv
In October 2018, the Company sold a 55% interest in its former Financial & Risk business to private equity funds affiliated with Blackstone, and retained a 45% interest in the company, which is now known as Refinitiv. As part of the transaction, Reuters News and Refinitiv have an agreement pursuant to which Reuters News supplies news and editorial content to Refinitiv for a minimum amount of revenues through October 1, 2048. In 2020 and 2019, the Company recorded $336 million of revenues under this agreement, which represent the current minimum annual value. However, these revenues may increase further as the contract requires adjustments related to changes in the consumer price index and foreign exchange rates. For the duration of the agreement, Refinitiv may also license the “Reuters” mark to brand its products and services, subject to certain contractual restrictions. For the year ended December 31, 2020, the Company recorded $24 million of income in “Other operating gains, net” within the consolidated income statement under this license (2019 – $23 million).
Additionally, the Company and Refinitiv sell products and services to each other in the normal course of business. These transactions are not significant to the Company’s results of operations or financial condition either individually or in the aggregate.
To facilitate the separation, the Company and Refinitiv agreed to provide certain operational services to each other, including technology and administrative services, for a specified multi-year period. Additionally, the Company and Refinitiv extended property leases to each other, including the 3 Times Square property in New York, New York, which the Company leases from Refinitiv. For the years ended December 31, 2020 and 2019, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense		Provided by Refinitiv to Thomson Reuters (Expense)

	Year ended December 31,		Year ended December 31,

	2020	2019	2020	2019
Transitional services	8	26	(15)	(52)
Properties leased	23	39	(13)	(34)

As of December 31, 2020, the Company owed $59 million (2019 – $79 million) to Refinitiv under non-cancellable leases and Refinitiv owed the Company $15 million (2019 – $56 million) under non-cancellable lease agreements (see note 27).
At December 31, 2020, the consolidated statement of financial position included a receivable from Refinitiv of $112 million (2019 – $135 million) and a payable to Refinitiv of $100 million (2019 – $102 million) related to all transactions between the two companies.
Transactions with other associates and joint ventures
From time to time, the Company enters transactions with its investments in other associates and joint ventures. These transactions typically involve providing or receiving services in the normal course of business and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.
Compensation of key management personnel
Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2020	2019
Salaries and other benefits	41	60
Share-based payments	16	20
Total compensation	57	80
Key management personnel are comprised of the Company’s directors and executive officers.